Debt and Credit Agreements - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Commercial paper borrowings outstanding	0	0
Issuance of long-term debt under MTN Program	1,185	1,085
Medium-Term Note [Member]
Debt Instrument [Line Items]
Remaining borrowing capacity	1,815
Maximum authorized principal amount	3,000
Remaining available for issuance period	October 2015
Issuance of long-term debt under MTN Program	1,185	1,085
Medium-Term Note [Member] | Series 15 Notes [Member]
Debt Instrument [Line Items]
MTN loan repaid and redeemed	600
Medium-Term Note [Member] | Series 3 Notes [Member]
Debt Instrument [Line Items]
MTN loan repaid and redeemed		600
Commercial Paper [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	1,000
Maturities days of commercial paper	365 days
Committed Revolving Standby Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	1,500
Remaining borrowing capacity	1,500
Revolving credit facility maturity period	June 2018